SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - 401(k) Profit Sharing Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allowance for credit losses	$ 0	$ 0
Benefit payment from the Plan	50,405	45,706
Excess contributions payable	0	0
Payment of administrative expenses	174,749	127,009
Related party
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Payment of administrative expenses	$ 128,660	$ 110,300